Capital adequacy	6 Months Ended
Jun. 30, 2021
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

The capital adequacy analysis relates to the parent company AB Svensk Exportkredit. The information is disclosed according to FFFS 2014:12 and FFFS 2008:25. For further information on capital adequacy and risks, see Note 30 to the annual financial statements included in SEK’s 2020 Annual Report on Form 20-F and see SEK’s 2020 Capital Adequacy and Risk Management (Pillar 3) Report.

Capital Adequacy Analysis

	June 30, 2021	December 31, 2020
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	23.3	21.8
Tier 1 capital ratio	23.3	21.8
Total capital ratio	23.3	21.8
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2021		December 31, 2020
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	6,763	8.0	7,136	8.0
of which Tier 1 requirement of 6 percent	5,072	6.0	5,352	6.0
of which minimum requirement of 4.5 percent	3,804	4.5	4,014	4.5
Pillar 2 capital requirements[3]	4,038	4.8	3,921	4.4
Common Equity Tier 1 capital available to meet buffer requirements[4]	8,876	10.5	12,310	13.8
Capital buffer requirements	2,146	2.5	2,259	2.5
of which Capital conservation buffer	2,113	2.5	2,230	2.5
of which Countercyclical buffer	33	0.0	29	0.0
of which Systemic risk buffer	—	—	—	—
Total risk-based capital requirement	12,947	15.3	13,316	14.9
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period.
3	Individual Pillar 2 requirement according to decision from latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK cover all minimum requirements with CET1 capital - i.e. 4.5 percent, 1.5 percent and 2 percent) and from Q2 2021 pillar 2 requirements (4.8 percent).

	June 30, 2021	December 31, 2020
Leverage ratio	Skr mn	Skr mn
On-balance sheet exposures	207,250	297,605
Off-balance sheet exposures	4,357	37,162
Total exposure measure[1]	211,607	334,767
Leverage ratio[2]	9.3%	5.8%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2021		December 31, 2020
Total capital requirement relating to leverage ratio	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	6,348	3.0	—	—
Pillar 2 capital requirements	—	—	—	—
Total capital requirement relating to leverage ratio	6,348	3.0	—	—
1	Expressed as a percentage of total exposure amount.

Own funds – Adjusting items

	June 30,	December 31,
Skr mn	2021	2020
Share capital	3,990	3,990
Retained earnings	15,516	14,856
Accumulated other comprehensive income and other reserves[1]	325	292
Independently reviewed profit net of any foreseeable charge or dividend	272	694
Common Equity Tier 1 (CET1) capital before regulatory adjustments	20,103	19,832
Additional value adjustments due to prudent valuation	-337	-306
Intangible assets[1]	-106	-98
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	94	77
Negative amounts resulting from the calculation of expected loss amounts	-44	-55
Total regulatory adjustments to Common Equity Tier 1 capital	-393	-382
Total Common Equity Tier 1 capital	19,710	19,450
Total Own funds	19,710	19,450
1	From December 31, 2020, SEK applies the amendments to Delegated Regulation (EU) No 241/2014 regarding deduction of software assets from Common Equity Tier 1 (CET1). The amendments introduce an exemption from the deduction of intangible assets from CET1 for prudently valued software assets of which the value is not negatively affected by resolution, insolvency or liquidation of the institution.

Minimum capital requirements exclusive of buffer

	June 30, 2021			December 31, 2020
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates	2,386	2,386	191	2,238	2,238	179
Exposures in default	85	85	7	7	7	1
Total credit risk standardized method	2,471	2,471	198	2,245	2,245	180
Credit risk IRB method
Central Governments	198,982	9,613	769	192,077	9,684	775
Financial institutions[2]	35,868	7,601	608	30,661	6,764	541
Corporates[3]	108,195	57,657	4,613	117,415	63,766	5,101
Assets without counterparty	200	200	16	163	163	13
Total credit risk IRB method	343,245	75,071	6,006	340,316	80,377	6,430
Credit valuation adjustment risk	n.a.	2,681	214	n.a.	2,284	183
Foreign exchange risk	n.a.	663	53	n.a.	664	52
Commodities risk	n.a.	22	2	n.a.	7	1
Operational risk	n.a.	3,625	290	n.a.	3,625	290
Total	345,716	84,533	6,763	342,561	89,202	7,136
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivatives: EAD Skr 5,933 million (year-end 2020: Skr 5,535 million), Risk exposure amount of Skr 1,999 million (year-end 2020: Skr 1,908 million) and Capital requirement of Skr 160 million (year-end 2020: Skr 153 million).
3	Of which related to specialized lending: EAD Skr 5,113 million (year-end 2020: 3,847 million), Risk exposure amount of Skr 3,651 million (year -end 2020: Skr 2,739 million) and Capital requirement of Skr 292 million (year-end 2020: Skr 219 million).

Credit risk

For classification and quantification of credit risk, SEK uses the IRB approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with CRR. Application of the IRB approach requires the Swedish FSA’s permission and is subject to ongoing supervision. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. In 2020, SEK reviewed its credit risk processes in order to comply with new regulatory requirements, EBA Guidelines EBA/GL/2016/07 and Commission Delegated Regulation (EU) 2018/171, on the definition of default. As a result, SEK established a new internal definition of default, which was subsequently approved by the Swedish FSA and later, on January 1, 2021, implemented in the IRB approach for own funds requirements calculation. Counterparty risk exposure amounts in derivatives are calculated in accordance with the mark-to-market method.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized method.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in  accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS 9 were utilized.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was lowered from 2.5 percent to 0 percent as of March 16, 2020. The reduction is made for preventive purposes, in order to counteract credit tightening due to the development and spread of COVID-19 and its effects on the economy. As of June 30, 2021, the capital requirement related to relevant exposures in Sweden was 67 percent (year-end 2020: 70 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. The countercyclical capital buffer as of June 30, 2021 for Sweden has been dissolved due to the reduction of the countercyclical buffer value to 0 percent. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of June 30, 2021, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.04 percentage points (year-end 2020: 0.03 percentage points). SEK has not been classified as a systemically important institution by any financial regulatory authority. The capital buffer requirements for systemically important institutions that came into force January 1, 2016, therefore do not apply to SEK.

Internally assessed economic capital

	June 30,	December 31,
Skr mn	2021	2020
Credit risk	5,875	6,121
Operational risk	203	203
Market risk	1,233	1,140
Other risks	214	183
Capital planning buffer	1,610	2,831
Total	9,135	10,478

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, please see Note 30 to the annual financial statements included in SEK’s 2020 Annual Report on Form 20-F.

Liquidity coverage

	June 30,	December 31,
Skr bn	2021	2020
Total liquid assets	56.6	49.0
Net liquidity outflows[1]	11.0	10.1
Liquidity outflows	21.9	22.1
Liquidity inflows	11.4	13.3
Liquidity Coverage Ratio	637%	604%
1	Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Information on Liquidity Coverage Ratio (LCR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Net stable funding

Skr bn	June 30, 2021	December 31, 2020
Available stable funding	240.6	242.6
Requiring stable funding	166.9	179.7
Net Stable Funding Ratio	144%	135%

Information on Net Stable Funding Ratio (NSFR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.